Derivative financial instruments (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Nominal Value Retained Risk Total Rate Of Return Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Derivatives Portfolio Stockholders Equity Credit Swaps		R$ 4,421,208
Credit Derivatives Portfolio Stockholders Equity Credit Total		4,421,208
Nominal Value Transferred Risk Credit Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Derivatives Portfolio Stockholders Equity Credit Swaps	7,950,397	16,153,307
Credit Derivatives Portfolio Stockholders Equity Credit Total	R$ 7,950,397	R$ 16,153,307